Acquisition of Lima One Holdings, LLC - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill		$ 61,076	$ 0
Lima One
Business Combination, Separately Recognized Transactions [Line Items]
Cash	$ 57,255
Equity method investment at fair value	44,465
Total consideration	101,720
Business purpose residential loans, at fair value	170,220
Cash and cash equivalents	16,531
Restricted cash	91,394
Other assets	37,107
Goodwill	61,076	$ 61,100
Intangible assets	28,000
Total assets acquired	404,328
Short term debt, net	(170,908)
Accrued expenses and other liabilities	(84,324)
Total liabilities assumed	(255,232)
Preferred equity repaid at closing	(47,376)
Total net assets acquired	$ 101,720